Contingent Liabilities - Additional Information (Detail) - Contingent liability for guarantees [member] - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Contingent Liabilities [Line Items]
Guarantees of loans to other companies	kr 15	kr 27
Financial guarantee for third parties	kr 6	kr 24